Supplemental information on oil and gas producing activities (unaudited) - Results of operations for oil and gas exploration and production activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues
Sales		$ 71,223,307	$ 50,631,272	$ 30,141,662
Transfers		19,797,158	12,617,680	7,025,839
Total		91,020,465	63,248,952	37,167,501
Production costs	[1]	22,152,495	12,554,338	12,753,880
Depreciation, depletion, and amortization	[2]	7,138,902	6,623,891	6,393,506
Other production costs	[3]	20,741,550	21,156,904	14,005,669
Exploration expenses	[4]	1,512,385	960,247	689,204
Other expenses	[5]	5,399,726	3,090,128	2,227,481
Total		56,945,058	44,385,508	36,069,740
Income before income tax expense		34,075,407	18,863,444	1,097,761
Income tax expense		(13,026,271)	(5,652,743)	(233,255)
Results of operations for exploration and production activities		$ 21,049,136	$ 13,210,701	$ 864,506

[1]	Production costs are lifting costs incurred to operate and maintain productive wells and related equipment and facilities including costs such as operating labor, materials, supplies, and fuel consumed in operations and the costs of operating natural gas liquids plants. In addition, they include expenses related to the asset retirement obligations that were recognized during 2022, 2021 and 2020 of $333,683, $292,329, and $213,925, respectively.
[2]	In accordance with IAS 37, the expense related to asset retirement obligations that were recognized during 2022, 2021 and 2020 in depreciation, depletion, and amortization, were $768,466, $887,725, and $639,123, respectively.
[3]	Includes transportation costs and naphtha that are not part of the Ecopetrol Business Group’s lifting cost.
[4]	Exploration expenses include the costs of geological and geophysical activities, as well as the non–productive exploratory wells.
[5]	Corresponds to administration, marketing expenses, and impairment.